Credit from Banks and Others (Sale of Receivables under Securitization Transaction) (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Value of the transferred assets		$ 331	$ 331	$ 285
Fair value of the associated liabilities		331	331	285
Net Position	[1]	$ 0	$ 0	$ 0

[1]	Less than $1 million.